Trade and other receivables and deferred expenses - Schedule of trade and other receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current
Trade receivables, net of loss allowance	$ 2,978	$ 5,242
Deposits, prepayments and other receivables
- deposits	449	568
- prepayments	10,099	7,047
- other receivables - current	1,312	360
Deposits, prepayments and other receivables	11,860	7,975
Deferred expenses (note)	0	3,549
Current	$ 14,838	$ 16,766